1 (212) 318-6736

ryanjohnson@paulhastings.com

September 2, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:          Office of Filings, Information & Consumer Services

RE:                     Comstock Funds, Inc. (the “Fund”)

                           File Nos. 033-40771/811-05502

Dear Sir or Madam:

  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 50 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2020 (Accession #0001193125-20-234819).

  If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson
Ryan Johnson
for PAUL HASTINGS LLP

cc:         B. Alpert

              J. Ball

              P. Goldstein

              A. Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com